Earnings per Share - Schedule of EPS, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 19,724	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 46,421	$ 54,575	$ 104,952	$ 96,243	$ 72,995
Weighted average common shares outstanding	57,898,335			57,886,114						57,897,059	57,886,114	57,886,114	57,886,114	57,886,114
Dilutive effect of stock based compensation (in shares)	18,467			0						9,234	0
Weighted average common shares outstanding for diluted earnings per share calculation	57,916,802			57,886,114						57,906,293	57,886,114
Basic earnings per share (in dollars per share)	$ 0.34			$ 0.45						$ 0.80	$ 0.94	$ 1.81	$ 1.66	$ 1.26
Diluted earnings per share (in dollars per share)	$ 0.34			$ 0.45						$ 0.80	$ 0.94
Performance shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share										216,448	0
Stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share										1,665	0